Concentration and Risks	12 Months Ended
Dec. 31, 2024
Concentration and Risks
Concentration and Risks

4.Concentration and Risks

(a)Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable and amounts due from related parties. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group management believes to be high credit quality. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for credit loss primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

(b)Concentration of customers and suppliers

Concentration of customers

No customer accounted for 10% or more of revenue for the years ended December 31, 2022, 2023 and 2024.

The following customers accounted for 10% or more of the Group’s accounts receivable and amounts due from related parties as of December 31, 2023 and 2024:

	Year Ended December 31,
	2023	2024
	RMB	RMB
Company A[1]	12.70%	*
Company B[1]	18.68%	*

4.Concentration and Risks (Continued)

(b)Concentration of customers and suppliers (Continued)

Concentration of suppliers

Below suppliers represented more than 10% of the Group’s total purchases for the years ended December 31, 2022, 2023 and 2024.

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Company C[1]	53.54%	44.79%	36.66%
Company D[1]	*	*	21.76%
Company E	13.14%	*	*

No supplier represented more than 10% of the Group’s accounts payable and amounts due to related parties as of December 31, 2023 and 2024.

*Less than 10% of the Group total amount

[1]:Related parties of the Group

(c)Foreign currency risk

Currency convertibility risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash, cash equivalents and restricted cash denominated in RMB amounted to RMB3,593,838 and RMB7,354,348 (US$1,007,52) as of December 31, 2023 and 2024, respectively.

Foreign currency exchange rate risk

A significant portion of Group’s cash and cash equivalents and restricted cash are denominated in EUR, SEK, US$, THB and AUD, fluctuations in exchange rates between EUR and RMB, between SEK and RMB, between US$ and RMB, between THB and RMB and between AUD and RMB may result in foreign exchange gains or losses.

The Group has cash and cash equivalents and restricted cash that are denominated in US$, EUR, SEK, THB and AUD are as follows:

	As of December 31,
	2023	2024
EUR	16,609	35,000
SEK	95,676	382,492
US$	44,050	131,148
THB	—	422,844
AUD	—	8,722